Oil And Natural Gas Capitalized Costs	12 Months Ended
Dec. 31, 2011
Oil And Natural Gas Capitalized Costs
21.	OIL AND NATURAL GAS CAPITALIZED COSTS (UNAUDITED)

Our aggregate capitalized costs for natural gas and oil production activities with applicable accumulated depreciation, depletion and amortization are presented below and exclude any properties classified as Assets Held for Sale (in thousands):

	2011	2010
Consolidated Entities:
Proven Oil and Natural Gas Properties	$349,938	$223,558
Pipelines and Support Equipment	30,926	31,610
Field Operation Vehicles and Other Equipment	9,489	7,471
Wells and Facilities in Progress	61,355	34,735
Unproven Properties	123,241	64,115

Total	574,949	361,489
Less Accumulated Depreciation and Depletion	(104,894)	(91,134)

Total	$470,055	$270,355
Share of Equity Method Investments:
Pipelines and Support Equipment	$25,344	$10,841
Field Operation Vehicles and Other Equipment	36	29
Wells and Facilities in Progress	16,637	4,122

Total	42,017	14,992
Less Accumulated Depreciation and Depletion	(1,817)	(180)

Total	$40,200	$14,812